INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Current
- PRC income tax expenses	$11,827,735	$34,474,418	$37,720,637
Deferred
- PRC income tax expenses	(2,459,194)	(991,674)	(3,654,948)
Total	$9,368,541	$33,482,744	$34,065,689

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax assets and liabilities were as follows:

	As of	As of
	February 29,	February 28,
	2016	2017

Current deferred tax assets:
Prepaid rental	$758,552	$-
Less: valuation allowance	(20,146)	-
Current deferred tax assets, net	738,406	-

Non-current deferred tax assets:
Accrued payroll	-	4,776
Prepaid rental	-	1,694,073
Property and equipment	365,408	591,917
Intangible assets	9,414	28,353
Impairment loss on long-term investments	991,121	2,098,309
Tax losses carry-forward	14,242,569	27,830,452
Less: valuation allowance	(8,953,734)	(16,059,579)
Non-current deferred tax assets, net	6,654,778	16,188,301

Current deferred tax liabilities:
Accrued ADR income	34,500	-
Other	57,230	-
Current deferred tax liabilities	91,730	-

Non-current deferred tax liabilities:
Accrued ADR income	-	34,500
Intangible assets	663,813	5,959,102
Property and equipment	640,548	852,719
Long-term investments	-	6,339,565
Non-current deferred tax liabilities	$1,304,361	$13,185,886

(1)
The Group chose to early adopt ASU 2015-17 and classified all deferred taxes assets and liabilities as noncurrent as of February 28, 2017. The Group did not retrospectively apply the changes to prior years.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2015, 2016 and 2017 to income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Income before provision for income tax	$77,242,373	$136,902,200	$154,580,964
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	19,310,593	34,225,550	38,645,241
Effect of non-deductible expenses	(239,953)	1,331,053	1,853,002
Effect of income tax exemptions and preferential tax rates	(14,267,821)	(12,830,838)	(26,256,983)
Effect of income tax rate difference in other jurisdictions	5,489,742	10,159,093	16,575,113
Change in valuation allowance	(924,020)	597,886	3,249,316
Provision for income tax	$9,368,541	$33,482,744	$34,065,689

Summary of Income Tax Holiday [Table Text Block]
If Xueersi Education, Yidu Huida, TAL Beijing, Beijing Xintang Sichuang and Yinghe Youshi did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Increase in income tax expenses	$14,267,821	$12,830,838	$26,256,983
Net income per common share-basic	$0.33	$0.56	$0.56
Net income per common share-diluted	$0.32	$0.53	$0.52